Income Taxes (Details Of Deferred Tax Assets And Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Abstract]
Depreciation, amortization and valuation of fixed assets	¥ 70,406	¥ 10,243
Investments in subsidiaries and affiliates	177,522	171,520
Valuation of financial instruments	197,961	214,706
Accrued pension and severance costs	34,291	41,402
Other accrued expenses and provisions	84,628	77,649
Operating losses	313,245	317,519
Other	20,034	5,215
Gross deferred tax assets	898,087	838,254
Less-Valuation allowance	(490,986)	(461,966)	(501,554)	(493,906)
Total deferred tax assets	407,101	376,288
Investments in subsidiaries and affiliates	78,262	69,363
Valuation of financial instruments	56,732	47,694
Undistributed earnings of foreign subsidiaries	3,167	4,409
Valuation of fixed assets	117,112	19,355
Other	14,077	5,736
Total deferred tax liabilities	269,350	146,557
Net deferred tax assets	¥ 137,751	¥ 229,731